REVENUE (Tables)	12 Months Ended
Dec. 31, 2019
REVENUE
Schedule of disaggregation of revenue

	Year Ended December 31, 2019
			Europe, Middle East,
	Americas	Asia Pacific	& Africa	Total
Sales by Product and Service Offering:
Critical infrastructure & solutions	$1,355.4	$763.2	$514.0	$2,632.6
Services & software solutions	679.4	336.0	283.5	1,298.9
I.T. & Edge infrastructure	194.3	178.8	126.6	499.7
Total	$2,229.1	$1,278.0	$924.1	$4,431.2

Timing of revenue recognition:
Products and services transferred at a point in time	$1,592.4	$1,007.1	$748.9	$3,348.4
Products and services transferred over time	636.7	270.9	175.2	1,082.8
Total	$2,229.1	$1,278.0	$924.1	$4,431.2

	Year Ended December 31, 2018
			Europe, Middle East,
	Americas	Asia Pacific	& Africa	Total
Sales by Product and Service Offering:
Critical infrastructure & solutions	$1,246.4	$723.9	$481.5	$2,451.8
Services & software solutions	669.8	339.1	267.2	1,276.1
I.T. & Edge infrastructure	229.5	181.2	147.0	557.7
Total	$2,145.7	$1,244.2	$895.7	$4,285.6

Timing of revenue recognition:
Products and services transferred at a point in time	$1,530.6	$973.5	$701.8	$3,205.9
Products and services transferred over time	615.1	270.7	193.9	1,079.7
Total	$2,145.7	$1,244.2	$895.7	$4,285.6

Schedule of opening and closing balances of our current and long-term contract assets and current and long-term deferred revenue

	Balances at	Balances at
	December 31, 2019	December 31, 2018
Deferred revenue - current (1)	$160.9	$170.5
Deferred revenue - noncurrent (2)	41.3	36.5
Other contract liabilities - current (1)	39.8	29.8
(1)	Current deferred revenue and contract liabilities are included within accrued expenses.
(2)	Noncurrent deferred revenue is recorded within other long-term liabilities.